Derivative financial instruments - Derivative Risk (Details) - Cash Flow Hedges - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss		€ (407.2)
Foreign currency risk
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss	€ 40.0
Commodity risk
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness recognized in profit or loss	€ 447.0